Offerings - Offering: 1	Jul. 09, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	31,500,000
Proposed Maximum Offering Price per Unit	1.395
Maximum Aggregate Offering Price	$ 43,942,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,727.60
Offering Note	This prospectus supplement relates to the resale by the selling stockholder referenced herein of up to 31,500,000 shares of common stock, par value $0.01 per share (the "Comon Stock"), of Plug Power Inc. (the "Registrant"), upon the exercise of the warrants held by the selling stockholder. The warrants are exercisable by the selling stockholder at an exercise price of $1.37 per share and will expire on July 10, 2028. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), the price shown is based upon $1.395, which is the average of the high and low sales price of the Common Stock as reported on the Nasdaq Capital Market on July 1, 2025. In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant initially deferred payment of all of the registration fees for the Registrant's Registration Statement on Form S-3ASR (File No. 333-287577) filed with the Securities and Exchange Commission on May 27, 2025 (the "Registration Statement). This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in the Registration Statement. This prospectus supplement also relates to such additional shares of common stock as may be issued in connection with a stock split, stock dividend or similar transaction, pursuant to Rule 416 of the Securities Act.